SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Metal sales	$ 3,729.4	$ 4,213.4
Cost of sales
Production cost of sales	1,726.1	1,725.7
Depreciation, depletion and amortization	840.9	842.3
Impairment reversals and asset derecognition - net		(650.9)
Impairment charges and asset derecognition - net	144.5
Total cost of sales	2,711.5	1,917.1
Gross profit	1,017.9	2,296.3
Other operating expense (income)	294.6	186.5
Exploration and business development	133.1	92.5
General and administrative	126.6	117.9
Operating earnings	463.6	1,899.4
Other income - net	79.2	7.4
Finance income	12.3	4.3
Finance expense	(85.7)	(112.6)
Earnings before tax	469.4	1,798.5
Property, plant and equipment	7,617.7	7,653.5
Total assets	10,428.1	10,933.2
Capital expenditures	1,020.6	1,061.9
Maricunga
Revenue
Metal sales	5.0	16.1
Cost of sales
Operating earnings	(17.8)	(12.5)
Corporate and other
Revenue
Metal sales	5.0	16.1
Cost of sales
Production cost of sales	2.0	3.7
Depreciation, depletion and amortization	9.0	10.2
Impairment reversals and asset derecognition - net		(185.0)
Total cost of sales	11.0	(171.1)
Gross profit	(6.0)	187.2
Other operating expense (income)	86.5	59.8
Exploration and business development	82.8	58.4
General and administrative	126.6	117.9
Operating earnings	(301.9)	(48.9)
Property, plant and equipment	1,341.7	1,154.5
Total assets	1,930.3	2,075.6
Capital expenditures	205.5	82.3
Operating segments | Fort Knox
Revenue
Metal sales	473.3	422.9
Cost of sales
Production cost of sales	267.2	251.3
Depreciation, depletion and amortization	109.8	97.2
Total cost of sales	377.0	348.5
Gross profit	96.3	74.4
Other operating expense (income)	0.7	2.6
Exploration and business development	3.7	4.8
Operating earnings	91.9	67.0
Property, plant and equipment	429.5	488.7
Total assets	749.8	719.7
Capital expenditures	126.7	150.1
Operating segments | Round Mountain
Revenue
Metal sales	466.6	565.5
Cost of sales
Production cost of sales	235.9	219.6
Depreciation, depletion and amortization	65.2	49.6
Total cost of sales	301.1	269.2
Gross profit	165.5	296.3
Other operating expense (income)	51.3	3.9
Exploration and business development	5.6	5.6
Operating earnings	108.6	286.8
Property, plant and equipment	829.3	774.6
Total assets	1,074.4	1,028.0
Capital expenditures	140.7	180.6
Operating segments | Bald Mountain
Revenue
Metal sales	352.1	330.5
Cost of sales
Production cost of sales	177.5	155.9
Depreciation, depletion and amortization	195.9	128.3
Impairment charges and asset derecognition - net	144.5
Total cost of sales	517.9	284.2
Gross profit	(165.8)	46.3
Other operating expense (income)	1.7	5.2
Exploration and business development	7.2	6.5
Operating earnings	(174.7)	34.6
Property, plant and equipment	392.4	635.7
Total assets	586.5	857.1
Capital expenditures	40.1	129.1
Operating segments | Paracatu
Revenue
Metal sales	987.9	960.7
Cost of sales
Production cost of sales	412.1	358.9
Depreciation, depletion and amortization	180.6	183.5
Total cost of sales	592.7	542.4
Gross profit	395.2	418.3
Other operating expense (income)	9.9	11.3
Exploration and business development	0.9
Operating earnings	384.4	407.0
Property, plant and equipment	1,665.2	1,718.8
Total assets	2,016.6	2,226.3
Capital expenditures	112.6	161.3
Operating segments | Kupol
Revenue
Metal sales	862.8	904.6
Cost of sales
Production cost of sales	306.2	304.5
Depreciation, depletion and amortization	70.5	123.5
Impairment reversals and asset derecognition - net		27.8
Total cost of sales	376.7	455.8
Gross profit	486.1	448.8
Other operating expense (income)	26.7	32.5
Exploration and business development	16.7	5.8
Operating earnings	442.7	410.5
Property, plant and equipment	244.0	271.2
Total assets	752.3	896.9
Capital expenditures	26.6	32.9
Operating segments | Tasiast
Revenue
Metal sales	314.7	718.0
Cost of sales
Production cost of sales	123.6	235.7
Depreciation, depletion and amortization	136.9	191.8
Impairment reversals and asset derecognition - net		(289.2)
Total cost of sales	260.5	138.3
Gross profit	54.2	579.7
Other operating expense (income)	116.9	73.4
Exploration and business development	4.3	2.0
Operating earnings	(67.0)	504.3
Property, plant and equipment	2,406.4	2,277.3
Total assets	2,911.5	2,699.8
Capital expenditures	320.6	302.2
Operating segments | Chirano
Revenue
Metal sales	267.0	295.1
Cost of sales
Production cost of sales	201.6	196.1
Depreciation, depletion and amortization	73.0	58.2
Impairment reversals and asset derecognition - net		(204.5)
Total cost of sales	274.6	49.8
Gross profit	(7.6)	245.3
Other operating expense (income)	0.9	(2.2)
Exploration and business development	11.9	9.4
Operating earnings	(20.4)	238.1
Property, plant and equipment	309.2	332.7
Total assets	406.7	429.8
Capital expenditures	$ 47.8	$ 23.4